Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Inputs, Liabilities, Quantitative Information [Table Text Block]
The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

					December 31, 2016				December 31, 2015				Impact of Increase in Input on Estimated Fair Value (2)
	Valuation Techniques		Significant Unobservable Inputs		Range			Weighted Average (1)	Range			Weighted Average (1)
Fixed maturity securities (3)
U.S. corporate and foreign corporate	•	Matrix pricing	•	Delta spread adjustments (4)					(65)	-	240	49	Decrease
			•	Offered quotes (5)	18	-	138	104	96	-	100	98	Increase
	•	Market pricing	•	Quoted prices (5)	13	-	700	99	13	-	780	282	Increase
	•	Consensus pricing	•	Offered quotes (5)	37	-	109	85	68	-	100	86	Increase
RMBS	•	Market pricing	•	Quoted prices (5)	38	-	111	91	29	-	292	93	Increase (6)
ABS	•	Market pricing	•	Quoted prices (5)	94	-	106	100	97	-	103	100	Increase (6)
	•	Consensus pricing	•	Offered quotes (5)	98	-	100	99	66	-	105	99	Increase (6)
Derivatives
Interest rate	•	Present value techniques	•	Swap yield (7)	—	-	—		317	-	317		Increase (8)
			•	Repurchase rates (9)	(44)	-	18						Decrease (8)
Credit	•	Present value techniques	•	Credit spreads (10)	97	-	98		—	-	—		Decrease (8)
	•	Consensus pricing	•	Offered quotes (11)
Equity market	•	Present value techniques or option pricing models	•	Volatility (12)	14%	-	32%		17%	-	36%		Increase (8)
			•	Correlation (13)	40%	-	40%		70%	-	70%
Embedded derivatives
Direct, assumed and ceded guaranteed minimum benefits	•	Option pricing techniques	•	Mortality rates:
				Ages 0 - 40	0%	-	0.09%		0%	-	0.09%		Decrease (14)
				Ages 41 - 60	0.04%	-	0.65%		0.04%	-	0.65%		Decrease (14)
				Ages 61 - 115	0.26%	-	100%		0.26%	-	100%		Decrease (14)
			•	Lapse rates:
				Durations 1 - 10	0.25%	-	100%		0.25%	-	100%		Decrease (15)
				Durations 11 - 20	2%	-	100%		3%	-	100%		Decrease (15)
				Durations 21 - 116	2%	-	100%		3%	-	100%		Decrease (15)
			•	Utilization rates	0%	-	25%		0%	-	25%		Increase (16)
			•	Withdrawal rates	0.25%	-	10%		0.25%	-	10%		(17)
			•	Long-term equity volatilities	17.40%	-	25%		17.40%	-	25%		Increase (18)
			•	Nonperformance risk spread	0.04%	-	0.57%		0.04%	-	0.52%		Decrease (19)
______________

(1)	The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)
The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3)	Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)	Range and weighted average are presented in basis points.

(5)	Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)
Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)
Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)	Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(9)	Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(10)
Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(11)	As of December 31, 2016 and 2015, independent non-binding broker quotations were used in the determination of 3% and less than 1% of the total net derivative estimated fair value, respectively.

(12)
Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(13)
Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(14)
Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)
Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)
The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract’s withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)
The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(18)
Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(19)
Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

Recurring Fair Value Measurements
The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

	December 31, 2016
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$—	$20,221	$1,444	$21,665
U.S. government and agency	6,110	6,806	—	12,916
RMBS	—	6,627	1,313	7,940
Foreign corporate	—	5,257	866	6,123
State and political subdivision	—	3,841	17	3,858
CMBS	—	3,529	167	3,696
ABS	—	2,383	215	2,598
Foreign government	—	1,103	—	1,103
Total fixed maturity securities	6,110	49,767	4,022	59,899
Equity securities	39	124	137	300
Short-term investments	702	568	2	1,272
Commercial mortgage loans held by CSEs — FVO	—	136	—	136
Derivative assets: (1)
Interest rate	9	2,142	—	2,151
Foreign currency exchange rate	—	348	—	348
Credit	—	20	8	28
Equity market	37	860	179	1,076
Total derivative assets	46	3,370	187	3,603
Embedded derivatives within asset host contracts (2)	—	—	409	409
Separate account assets (3)	720	104,616	10	105,346
Total assets	$7,617	$158,581	$4,767	$170,965
Liabilities
Derivative liabilities: (1)
Interest rate	$—	$1,690	$611	$2,301
Foreign currency exchange rate	—	14	—	14
Equity market	—	1,038	530	1,568
Total derivative liabilities	—	2,742	1,141	3,883
Embedded derivatives within liability host contracts (2)	—	—	3,170	3,170
Long-term debt of CSEs — FVO	—	23	—	23
Total liabilities	$—	$2,765	$4,311	$7,076

	December 31, 2015
	Fair Value Hierarchy			Total Estimated Fair Value
	Level 1	Level 2	Level 3
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$—	$18,787	$1,688	$20,475
U.S. government and agency	8,150	6,291	—	14,441
RMBS	—	8,522	1,351	9,873
Foreign corporate	—	4,761	722	5,483
State and political subdivision	—	3,533	13	3,546
CMBS	—	3,066	215	3,281
ABS	—	3,833	430	4,263
Foreign government	—	732	27	759
Total fixed maturity securities	8,150	49,525	4,446	62,121
Equity securities	44	316	97	457
Short-term investments (4)	74	1,666	47	1,787
Commercial mortgage loans held by CSEs — FVO	—	172	—	172
Derivative assets: (1)
Interest rate	2	2,445	8	2,455
Foreign currency exchange rate	—	210	—	210
Credit	—	12	1	13
Equity market	37	968	215	1,220
Total derivative assets	39	3,635	224	3,898
Embedded derivatives within asset host contracts (2)	—	—	398	398
Separate account assets (3)	624	105,757	146	106,527
Total assets	$8,931	$161,071	$5,358	$175,360
Liabilities
Derivative liabilities: (1)
Interest rate	$—	$668	$—	$668
Foreign currency exchange rate	—	4	—	4
Credit	—	1	—	1
Equity market	—	653	456	1,109
Total derivative liabilities	—	1,326	456	1,782
Embedded derivatives within liability host contracts (2)	—	—	840	840
Long-term debt of CSEs — FVO	—	48	—	48
Total liabilities	$—	$1,374	$1,296	$2,670

______________

(1)
Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the roll-forward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)
Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2016 and 2015, debt and equity securities also included embedded derivatives of ($49) million and ($62) million, respectively.

(3)
Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(4)
Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

Fair Value Inputs, Quantitative Information
The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

					December 31, 2016				December 31, 2015				Impact of Increase in Input on Estimated Fair Value (2)
	Valuation Techniques		Significant Unobservable Inputs		Range			Weighted Average (1)	Range			Weighted Average (1)
Fixed maturity securities (3)
U.S. corporate and foreign corporate	•	Matrix pricing	•	Delta spread adjustments (4)					(65)	-	240	49	Decrease
			•	Offered quotes (5)	18	-	138	104	96	-	100	98	Increase
	•	Market pricing	•	Quoted prices (5)	13	-	700	99	13	-	780	282	Increase
	•	Consensus pricing	•	Offered quotes (5)	37	-	109	85	68	-	100	86	Increase
RMBS	•	Market pricing	•	Quoted prices (5)	38	-	111	91	29	-	292	93	Increase (6)
ABS	•	Market pricing	•	Quoted prices (5)	94	-	106	100	97	-	103	100	Increase (6)
	•	Consensus pricing	•	Offered quotes (5)	98	-	100	99	66	-	105	99	Increase (6)
Derivatives
Interest rate	•	Present value techniques	•	Swap yield (7)	—	-	—		317	-	317		Increase (8)
			•	Repurchase rates (9)	(44)	-	18						Decrease (8)
Credit	•	Present value techniques	•	Credit spreads (10)	97	-	98		—	-	—		Decrease (8)
	•	Consensus pricing	•	Offered quotes (11)
Equity market	•	Present value techniques or option pricing models	•	Volatility (12)	14%	-	32%		17%	-	36%		Increase (8)
			•	Correlation (13)	40%	-	40%		70%	-	70%
Embedded derivatives
Direct, assumed and ceded guaranteed minimum benefits	•	Option pricing techniques	•	Mortality rates:
				Ages 0 - 40	0%	-	0.09%		0%	-	0.09%		Decrease (14)
				Ages 41 - 60	0.04%	-	0.65%		0.04%	-	0.65%		Decrease (14)
				Ages 61 - 115	0.26%	-	100%		0.26%	-	100%		Decrease (14)
			•	Lapse rates:
				Durations 1 - 10	0.25%	-	100%		0.25%	-	100%		Decrease (15)
				Durations 11 - 20	2%	-	100%		3%	-	100%		Decrease (15)
				Durations 21 - 116	2%	-	100%		3%	-	100%		Decrease (15)
			•	Utilization rates	0%	-	25%		0%	-	25%		Increase (16)
			•	Withdrawal rates	0.25%	-	10%		0.25%	-	10%		(17)
			•	Long-term equity volatilities	17.40%	-	25%		17.40%	-	25%		Increase (18)
			•	Nonperformance risk spread	0.04%	-	0.57%		0.04%	-	0.52%		Decrease (19)
______________

(1)	The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)
The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3)	Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)	Range and weighted average are presented in basis points.

(5)	Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)
Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)
Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)	Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(9)	Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(10)
Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(11)	As of December 31, 2016 and 2015, independent non-binding broker quotations were used in the determination of 3% and less than 1% of the total net derivative estimated fair value, respectively.

(12)
Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(13)
Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(14)
Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)
Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)
The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract’s withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)
The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(18)
Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(19)
Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

Fair Value, Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities
	Corporate (1)	Structured Securities	State and Political Subdivision	Foreign Government	Equity Securities	Short-term Investments	Net Derivatives (2)	Net Embedded Derivatives (3)	Separate Account Assets (4)
	(In millions)
Balance, January 1, 2015	$2,403	$1,212	$—	$—	$100	$71	$(196)	$354	$158
Total realized/unrealized gains (losses) included in net income (loss) (5) (6)	16	21	—	—	11	—	(74)	(303)	(6)
Total realized/unrealized gains (losses) included in AOCI	(120)	(14)	—	(2)	(10)	—	2	—	—
Purchases (7)	406	1,342	13	29	—	47	22	—	3
Sales (7)	(191)	(364)	—	—	(16)	—	—	—	(5)
Issuances (7)	—	—	—	—	—	—	—	—	—
Settlements (7)	—	—	—	—	—	—	14	(493)	—
Transfers into Level 3 (8)	202	31	—	—	19	—	—	—	—
Transfers out of Level 3 (8)	(306)	(232)	—	—	(7)	(71)	—	—	(4)
Balance, December 31, 2015	$2,410	$1,996	$13	$27	$97	$47	$(232)	$(442)	$146
Total realized/unrealized gains (losses) included in net income (loss) (5) (6)	(11)	30	—	—	—	—	(703)	(1,760)	—
Total realized/unrealized gains (losses) included in AOCI	(24)	21	—	—	(11)	—	4	—	—
Purchases (7)	584	600	—	—	—	3	10	—	2
Sales (7)	(443)	(598)	—	—	(26)	(1)	—	—	(134)
Issuances (7)	—	—	—	—	—	—	—	—	—
Settlements (7)	—	—	—	—	—	—	(33)	(559)	—
Transfers into Level 3 (8)	119	12	9	—	131	—	—	—	—
Transfers out of Level 3 (8)	(325)	(366)	(5)	(27)	(54)	(47)	—	—	(4)
Balance, December 31, 2016	$2,310	$1,695	$17	$—	$137	$2	$(954)	$(2,761)	$10
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2014 (9)	$2	$6	$—	$—	$(1)	$—	$(7)	$(565)	$—
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2015(9)	$11	$21	$—	$—	$—	$—	$(64)	$(310)	$—
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2016 (9)	$2	$28	$—	$—	$—	$—	$(687)	$(1,772)	$—
Gains (Losses) Data for the year ended December 31, 2014
Total realized/unrealized gains (losses) included in net income (loss) (5) (6)	$3	$10	$—	$—	$(2)	$—	$(4)	$(468)	$(1)
Total realized/unrealized gains (losses) included in AOCI	$72	$13	$—	$—	$7	$—	$57	$107	$—
____________

(1)	Comprised of U.S. and foreign corporate securities.

(2)	Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3)	Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4)
Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5)
Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income (loss) for net derivatives and embedded derivatives are reported in net derivatives gains (losses).

(6)	Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7)	Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8)
Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9)
Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and embedded derivatives are reported in net derivative gains (losses).

Fair Value Option
The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

	December 31,
	2016	2015
	(In millions)
Assets (1)
Unpaid principal balance	$88	$121
Difference between estimated fair value and unpaid principal balance	48	51
Carrying value at estimated fair value	$136	$172
Liabilities (1)
Contractual principal balance	$22	$46
Difference between estimated fair value and contractual principal balance	1	2
Carrying value at estimated fair value	$23	$48
______________

(1)
These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs — FVO is recognized in net investment income. Interest expense from long-term debt of CSEs — FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements
The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

	At December 31,			Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	Carrying Value After Measurement			Gains (Losses)
	(In millions)
Mortgage loans (1)	$3	$3	$3	$—	$—	$—
Other limited partnership interests (2)	$3	$2	$38	$(2)	$(1)	$(6)
Other assets (3)	$—	$—	$—	$(11)	$—	$—
Goodwill (4)	$—	$—	$—	$(381)	$—	$(33)
______________

(1)
Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)
For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2016 and 2015 were not significant.

(3)
During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company (“MassMutual”) of MetLife, Inc.’s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife’s affiliated broker-dealer, MetLife Securities, Inc. (“MSI”), a wholly-owned subsidiary of MetLife, Inc. See Note 17.

(4)	As discussed in Note 11, for the year ended December 31, 2016, the Company recorded an impairment of goodwill associated with the Run-off reporting unit.

Fair Value of Financial Instruments Carried at Other Than Fair Value
The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

	December 31, 2016
		Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Mortgage loans	$9,154	$—	$—	$9,298	$9,298
Policy loans	$1,093	$—	$746	$431	$1,177
Real estate joint ventures	$12	$—	$—	$44	$44
Other limited partnership interests	$44	$—	$—	$42	$42
Loans to affiliates	$1,100	$—	$1,090	$—	$1,090
Premiums, reinsurance and other receivables	$2,363	$—	$834	$1,981	$2,815
Liabilities
Policyholder account balances	$16,043	$—	$—	$17,259	$17,259
Long-term debt	$1,881	$—	$2,117	$—	$2,117
Other liabilities	$256	$—	$90	$166	$256
Separate account liabilities	$1,110	$—	$1,110	$—	$1,110

	December 31, 2015
		Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Mortgage loans	$7,232	$—	$—	$7,535	$7,535
Policy loans	$1,266	$—	$917	$430	$1,347
Real estate joint ventures	$23	$—	$—	$65	$65
Other limited partnership interests	$52	$—	$—	$57	$57
Loans to affiliates	$1,150	$—	$1,178	$—	$1,178
Premiums, reinsurance and other receivables	$6,639	$—	$83	$7,511	$7,594
Liabilities
Policyholder account balances	$20,260	$—	$—	$21,726	$21,726
Long-term debt	$1,888	$—	$2,320	$—	$2,320
Other liabilities	$255	$—	$81	$174	$255
Separate account liabilities	$1,275	$—	$1,275	$—	$1,275